DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 84.8%

Aerospace & Defense - 3.3%
890,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	851,378
545,000	Air Canada, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		08/11/2028	502,762
411,651	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.40%		01/29/2027	364,311
197,917	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.00%)	2.84%		12/15/2023	192,030
175,000	Brown Group Holding LLC	5.44	% (e)	06/09/2029	168,364
1,642,523	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%		06/07/2028	1,561,941
582,312	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	538,638
313,071	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	289,590
663,338	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		11/23/2028	621,216
934,522	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.03%		12/11/2026	842,705
567,150	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		09/22/2028	537,020
450,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%		06/21/2027	445,725
1,732,714	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		02/01/2028	1,631,845
370,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%		10/20/2027	368,612
2,131,610	United Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.39%		04/21/2028	1,990,401

					10,906,538

Automotive - 1.5%
533,663	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	505,912
594,072	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.77%		06/28/2024	265,633
1,007,188	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%		04/30/2026	942,980
	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan
512,555	(1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2028	475,394
951,887	(1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	5.63%		05/04/2028	882,875
599,429	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%		10/28/2027	567,210
930,424	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		02/05/2026	866,751

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
774,150	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	6.10%		05/11/2028	644,755

					5,151,510

Beverage and Tobacco - 0.6%
585,285	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		03/20/2024	516,778
1,779,354	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	5.75%		03/31/2028	1,581,721

					2,098,499

Building and Development (including Steel/Metals) - 2.6%
248,125	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%		05/17/2028	227,655
1,485,664	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%		11/23/2027	1,311,098
395,716	Foresight Energy, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	10.25	% (a)	06/30/2027	392,471
769,188	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.80%		10/12/2028	703,806
1,237,795	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		12/17/2027	1,020,605
1,566,723	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.22%		12/28/2027	1,292,547
1,244,875	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.81%		03/03/2025	946,105
1,771,613	SRS Distribution, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%		06/02/2028	1,640,513
480,150	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.92%		04/06/2028	450,141
671,017	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.69%		05/01/2025	648,025

					8,632,966

Business Equipment and Services - 11.3%
804,813	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		02/04/2028	767,461
1,093,437	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		02/01/2027	1,044,237
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
188,150	(3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.60%		02/15/2029	159,343
166,850	(6 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	4.78%		02/15/2029	179,684
625,275	APX Group, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.50%, 0.50% Floor)	7.25%		07/10/2028	592,204
	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan
4,640	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.50%		06/21/2024	4,038
92,809	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	80,759
366,596	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.43%		06/21/2024	318,997
986,486	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		10/30/2026	935,929
1,079,520	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%		10/30/2026	1,020,595

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
787,462	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%		08/21/2026	680,564
932,950	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.00%		05/17/2028	785,231
1,850,540	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	5.28%		04/09/2027	1,737,778
1,562,150	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.74%		08/16/2028	1,473,888
511,138	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	480,470
403,684	Element Materials Technology Group, Inc.	5.94	% (f)	04/12/2029	388,421
1,108,800	Endurance International Group Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.62%		02/10/2028	999,766
708,225	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.67%		12/18/2028	658,649
470,013	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		01/29/2027	452,136
1,415,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.90%		10/30/2026	1,315,950
605,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	5.75%		02/01/2029	558,112
989,138	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	907,534
989,694	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.67%		12/01/2027	949,116
1,155,857	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%)	5.95%		03/13/2028	1,065,700
1,850,000	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.84%		02/26/2029	1,599,390
1,435,500	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%		03/31/2028	1,328,290
1,745,117	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%		12/01/2025	1,727,666
854,593	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.85%		12/01/2027	738,514
2,199,488	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%		10/16/2028	2,009,782
130,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%		10/15/2029	122,749
1,759,421	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%		11/30/2027	1,668,151
201,370	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		01/21/2028	192,014
1,589,456	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.67%		01/29/2025	1,483,495
774,150	Restoration Hardware, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%		10/20/2028	682,707
303,596	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		02/22/2024	288,559
225,168	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		12/17/2027	211,237
358,932	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		12/17/2027	336,725

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
45,947	(1 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	43,190
118,149	(3 Month LIBOR USD + 2.50%)	4.17%	01/23/2025	111,060
1,096,125	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.61%	03/06/2028	1,012,271
1,835,400	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	5.60%	10/06/2028	1,515,738
562,175	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.53%	08/31/2028	534,066
7,813	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	06/29/2028	6,659
237,000	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.31%	06/29/2028	202,013
1,984,887	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.87%	02/06/2026	1,878,199
17,756	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	16,669
926,647	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.39%	07/14/2028	869,890
701,820	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%	12/01/2028	670,824
553,643	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%	02/28/2025	549,144
123,379	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.01%	05/29/2026	96,352
7,170	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.90%	08/01/2025	6,936
193,572	VT Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	08/01/2025	188,491

				37,647,343

Chemicals/Plastics - 5.0%
1,321,650	Alpha 3 B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	03/17/2028	1,266,028
910,559	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	12/01/2027	859,910
358,038	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	03/17/2025	338,569
1,462,650	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.99%	09/29/2028	1,356,608
1,975,050	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	11/06/2028	1,884,948
498,750	Kraton Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	5.11%	03/15/2029	476,306
1,145,053	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	06/30/2027	1,061,424
1,209,335	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.19%	11/14/2025	1,157,938
636,800	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.06%	11/09/2028	595,010
548,625	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	6.65%	11/09/2028	516,393

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,455,000	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.29%	04/23/2029	1,276,159
883,402	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.00%	10/15/2025	810,521
613,800	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	3.74%	06/09/2028	587,907
887,250	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	07/31/2026	841,224
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
350,737	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.12%	10/02/2028	317,638
350,738	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.97%	10/02/2028	317,639
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
77,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%	09/21/2029	68,782
77,500	(1 Month LIBOR USD + 6.75%, 0.50% Floor)	7.87%	09/21/2029	68,782
273,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	07/01/2026	268,711
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
710,265	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%	10/28/2024	675,196
769,454	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%	10/28/2024	731,462
1,213,900	W.R. Grace Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	6.06%	09/22/2028	1,155,329

				16,632,484

Containers and Glass Products - 1.5%
1,440,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%	04/13/2029	1,350,000
1,075,203	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.67%	08/04/2027	1,011,363
1,902,403	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	03/03/2028	1,776,198
15,500	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	14,585
173,842	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	6.25%	09/15/2028	163,585
832,718	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.50%	10/17/2024	805,134

				5,120,865

Cosmetics/Toiletries - 0.7%
1,225,000	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.55%	05/10/2027	1,144,762
1,168,250	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%	12/22/2026	1,065,444

				2,210,206

Electronics/Electric - 13.4%
1,387,918	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	5.32%	02/27/2025	1,314,705
311,458	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	6.05%	02/16/2028	294,588

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,051,302	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.74%		06/13/2024	950,608
175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%		06/16/2025	151,750
974,293	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	6.75%		09/19/2024	937,552
855,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%		09/19/2025	829,884
1,134,736	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%		10/25/2028	991,947
514,876	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	10.53%		10/25/2029	478,835
935,798	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%		05/08/2028	776,712
916,620	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	5.05%		06/16/2025	868,882
625,475	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/02/2025	584,300
1,576,182	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		01/29/2027	1,392,951
670,000	Central Parent, Inc.	1.69	% (f)	06/09/2029	635,163
1,960,150	Chariot Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		11/03/2028	1,777,199
456,863	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%		05/13/2027	434,307
933,813	Constant Contact, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.75% Floor)	5.01%		02/10/2028	835,762
1,097,250	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.42%		10/16/2028	984,782
1,330,680	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		10/16/2026	1,275,550
585,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.06%		02/19/2029	546,975
1,462,768	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	5.84%		12/01/2027	1,328,384
180,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%		12/01/2028	157,500
1,673,156	DG Investment Intermediate Holdings, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%		03/31/2028	1,568,065
150,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	145,500
439,438	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.88%		12/22/2027	418,292
854,299	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		12/02/2024	820,127
1,114,889	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		10/10/2025	1,022,911
582,988	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%		07/01/2024	564,123
446,566	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%		07/07/2025	439,868
1,067,325	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%		10/27/2028	1,015,965

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,192,950	Ingram Micro, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	5.75%	06/30/2028	1,131,811
526,041	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.35%	08/31/2027	406,366
1,075,000	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.15%	03/01/2029	981,835
1,337,477	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%	10/01/2027	1,268,517
779,113	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	5.63%	10/20/2028	739,670
241,938	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.94%	12/29/2027	229,437
1,995,361	Polaris Newco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.06%	06/02/2028	1,849,630
1,601,950	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.82%	08/31/2028	1,492,961
1,192,950	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.16%	02/15/2028	1,090,804
1,632,663	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.06%	04/24/2028	1,513,609
371,785	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.93%	04/27/2028	322,214
1,000,513	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	05/30/2025	950,487
400,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.67%	05/29/2026	373,834
61,011	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	15,558
691,862	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%	07/14/2028	646,545
474,789	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	02/05/2024	455,769
985,056	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.50%	10/07/2027	921,648
474,353	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	3.88%	03/22/2029	453,363
676,735	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	3.88%	03/22/2029	646,790
1,220,111	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.17%	03/05/2027	1,149,955
970,200	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	06/30/2026	954,284
110,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%	03/03/2028	108,543
398,769	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.07%	04/04/2025	384,170
451,868	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	05/04/2026	428,260
1,473,286	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.21%	05/04/2026	1,384,204
230,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%	05/03/2027	214,015
326,889	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	08/27/2025	318,614

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
973,617	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.06%	02/26/2027	918,851

				44,894,931

Energy - 1.4%
537,209	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	5.03%	11/02/2026	513,706
418,474	Delek US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	03/31/2025	401,908
692,436	Freeport LNG Investments, LLLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.56%	12/21/2028	602,419
379,139	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%	09/29/2028	368,870
	Gulf Finance LLC, Senior Secured First Lien Term Loan
183,157	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	7.87%	08/25/2026	136,796
107,568	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.42%	08/25/2026	80,341
621,788	Lucid Energy Group Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.87%	11/22/2028	615,461
611,925	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.71%	10/05/2028	583,881
474,597	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%	03/11/2026	445,486
	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan
13,875	(3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.38%	09/27/2024	13,274
679,883	(6 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.95%	09/27/2024	650,423
324,987	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%	06/22/2026	308,169

				4,720,734

Environmental Control - 0.8%
1,466,913	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.44%	03/06/2028	1,347,734
1,326,600	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.00%	03/24/2028	1,263,918

				2,611,652

Financial Intermediaries - 2.6%
1,425,260	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	4.58%	10/22/2026	1,365,933
1,751,763	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.19%	06/02/2028	1,467,977
678,262	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	06/30/2028	651,274
226,462	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	6.04%	06/16/2028	208,911
1,960,188	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	5.10%	04/21/2028	1,832,775
1,040,447	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%	03/27/2026	987,556
685,791	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	04/07/2028	636,500
755,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%	07/20/2026	695,544

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
363,175	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	3.88%		12/15/2028	348,648
610,567	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	5.56%		11/01/2028	588,672

					8,783,790

Food Products - 1.0%
1,037,400	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.06%		12/08/2028	982,937
1,300,566	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	5.35%		05/23/2025	1,172,674
845,750	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	5.69%		08/28/2028	802,405
280,664	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.89%		10/22/2025	271,192

					3,229,208

Food Service - 1.4%
1,475,000	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	4.84%		07/31/2028	1,347,781
545,513	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		01/15/2027	519,603
1,240,085	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	4.24%		12/15/2027	1,167,230
622,913	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		07/21/2028	581,386
220,000	Osmosis Buyer Limited, Senior Secured First Lien	5.49	% (f)	07/30/2028	200,567
815,900	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%		08/03/2028	767,073

					4,583,640

Food/Drug Retailers - 0.5%
1,673,913	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%		10/22/2025	1,604,169

Healthcare - 10.4%
1,870,863	ADMI Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%		12/23/2027	1,719,641
1,036,284	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	3.81%		01/05/2026	997,423
852,847	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.75%		04/22/2024	760,100
1,855,507	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.01%		02/15/2029	1,714,034
428,402	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	5.35%		07/17/2028	379,671
1,040,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%		12/10/2029	930,800
1,631,988	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	4.74%		07/24/2026	1,532,437
1,965,150	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.75%		09/29/2028	1,863,945
1,034,941	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		10/10/2025	352,139

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
49,370	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.17%	02/04/2027	45,740
342,337	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.92%	03/14/2025	319,409
581,150	Global Medical Response, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%	10/02/2025	542,105
1,851,300	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.64%	04/30/2025	1,737,445
457,512	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	443,183
148,852	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	3.85%	10/19/2027	141,782
1,627,541	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.92%	08/31/2026	1,476,993
1,551,113	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	10/23/2028	1,443,264
1,359,017	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	4.63%	06/02/2028	1,311,594
313,330	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	10/24/2025	294,139
1,844,696	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.00%	03/31/2027	1,717,873
	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan
43,181	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	12/29/2028	40,482
18,506	(1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	12/29/2028	17,350
814,275	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	5.08%	12/29/2028	763,383
480,000	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	3.65%	04/20/2029	463,800
590,747	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	02/14/2025	551,982
565,108	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%	02/14/2025	534,497
1,086,250	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.14%	03/05/2026	1,022,433
1,985,025	Phoenix Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.31%	11/15/2028	1,869,397
114,148	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	110,572
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
884,900	(1 Month LIBOR USD + 4.25%)	4.33%	07/09/2025	797,958
280,921	(1 Month LIBOR USD + 4.25%)	5.89%	07/09/2025	253,321
238,783	(1 Month LIBOR USD + 4.25%)	5.85%	07/09/2025	215,322
1,854,043	RadNet Management, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.62%	04/24/2028	1,766,755
503,695	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	4.81%	11/14/2025	471,388
660,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%	12/11/2026	629,475
1,022,323	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	06/27/2025	922,646

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%	06/26/2026	280,842
1,131,180	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	10/05/2027	1,078,388
498,589	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	6.00%	10/01/2026	463,152
583,677	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	02/06/2024	521,588
1,633,720	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	5.40%	11/20/2026	1,499,967
978,085	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	08/27/2025	938,962

				34,937,377

Hotels/Motels/Inns and Casinos - 2.4%
1,246,942	Bally’s Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.37%	10/02/2028	1,161,408
1,044,531	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	12/23/2024	1,008,296
417,563	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	07/21/2025	403,522
852,863	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	5.53%	01/29/2029	788,902
404,519	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	05/29/2026	388,563
335,000	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	4.28%	05/03/2029	322,230
1,105,103	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.42%	04/29/2024	1,046,969
2,095,000	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	4.18%	04/04/2029	1,945,291
660,000	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	4.36%	04/16/2029	628,511
466,475	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.26%	07/21/2026	444,985

				8,138,677

Industrial Equipment - 4.0%
	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan
615,371	(3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.52%	10/08/2027	586,720
6,216	(1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.75%	10/08/2027	5,926
1,192,950	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	5.38%	03/03/2028	1,027,929
310,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%	02/08/2029	273,962
159,600	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	6.25%	06/11/2026	150,423
580,545	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	5.06%	05/15/2028	556,598
130,872	DexKo Global, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%	10/04/2028	120,893

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
687,078	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.76%	10/04/2028	634,688
401,279	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.06%	03/31/2025	380,928
211,935	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.67%	02/12/2025	205,976
1,148,887	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%	09/30/2026	1,087,853
985,050	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	05/29/2028	940,417
1,009,800	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	4.52%	06/21/2028	922,493
1,557,175	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%	12/15/2028	1,410,863
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
241,746	(3 Month LIBOR USD + 3.00%)	5.25%	05/29/2026	227,242
251,819	(3 Month LIBOR USD + 3.00%)	4.57%	05/29/2026	236,710
513,711	(3 Month LIBOR USD + 3.00%)	4.24%	05/29/2026	482,888
1,096,713	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	06/01/2028	988,505
904,033	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	5.88%	03/28/2025	831,900
987,544	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	4.02%	07/30/2027	927,679
1,263,167	Waterlogic Holdings Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.76%	08/17/2028	1,230,009

				13,230,602

Insurance - 3.6%
1,533,711	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%	02/16/2027	1,412,548
447,750	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	5.92%	02/16/2027	423,872
999,100	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	05/09/2025	947,896
248,125	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.01%	11/05/2027	231,563
1,122,907	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.92%	02/22/2028	1,064,268
1,092,957	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	02/12/2027	1,026,696
374,063	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	5.03%	02/12/2027	349,748
428,600	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	12/23/2026	389,760
1,260,226	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	07/30/2027	1,143,655
135,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%	01/31/2028	115,931
1,190,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%	01/19/2029	1,016,855

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
247,500	Cross Financial Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.81%	09/15/2027	235,949
2,144,225	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%	11/16/2027	2,037,014
773,803	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	12/31/2025	728,729
878,677	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%	09/03/2026	838,038

				11,962,522

Leisure - 2.9%
983,275	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	08/17/2028	937,799
577,018	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.20%	04/22/2026	488,013
1,574,791	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.92%	12/06/2027	1,440,934
240,100	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	5.88%	06/30/2025	224,133
1,388,025	Carnival Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.75% Floor)	6.13%	10/18/2028	1,249,223
754,410	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.00%	09/18/2024	698,100
510,000	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.17%	02/01/2024	498,589
356,853	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.92%	03/24/2025	345,926
542,784	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	10/19/2026	523,380
943,673	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	4.56%	02/12/2027	854,024
657,295	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%	01/25/2024	589,512
1,601,093	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%	04/29/2026	1,496,222
471,438	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%	07/31/2028	445,508

				9,791,363

Media - 4.6%
1,786,025	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	12/11/2028	1,654,306
285,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%	12/10/2029	262,200
1,572,227	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%	07/14/2026	1,422,866
671,547	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	02/01/2027	641,929
843,505	CMG Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%	12/17/2026	779,576
628,875	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.57%	01/15/2026	586,822
138,040	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%	04/15/2027	128,651

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
323,671	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	4.43%	08/24/2026	78,759
1,157,121	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%	08/02/2027	1,068,653
1,025,398	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	4.23%	05/01/2026	984,510
817,084	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%	02/19/2026	792,163
1,500,000	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.56%	01/02/2026	1,449,375
371,864	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/01/2026	346,455
476,298	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.92%	10/20/2025	445,167
1,898,306	Numericable US LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.41%	08/14/2026	1,739,911
1,257,400	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.92%	09/25/2026	1,172,293
304,154	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	09/30/2026	278,301
210,000	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	6.25%	06/25/2029	200,724
475,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%	01/31/2028	446,234
350,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.57%	01/31/2029	336,250
470,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%	04/28/2028	439,633

				15,254,778

Pharmaceuticals - 0.6%
314,509	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.69%	03/27/2028	241,641
495,000	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	3.38%	03/15/2028	479,378
1,455,300	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	5.17%	05/05/2028	1,392,082

				2,113,101

Retailers (other than Food/Drug) - 3.6%
1,584,938	CNT Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.69%	11/08/2027	1,508,496
173,552	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	6.50%	03/31/2026	164,875
1,438,182	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.42%	03/06/2028	1,315,577
883,325	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%	07/07/2028	624,952
372,105	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%	04/14/2028	309,054
1,671,881	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	05/14/2026	1,585,152
1,446,688	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	5.50%	03/03/2028	1,367,344

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,855,975	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%	02/11/2028	1,752,504
320,938	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.94%	02/17/2028	289,948
536,009	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.29%	04/16/2026	468,635
807,749	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.94%	08/07/2028	696,683
585,575	Victoria’s Secret Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	4.54%	08/02/2028	560,688
1,472,600	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	6.50%	07/26/2028	1,345,441

				11,989,349

Telecommunications - 2.2%
561,229	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%	12/15/2027	427,937
329,975	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.57%	11/30/2027	313,066
222,765	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	4.88%	11/22/2028	212,268
293,250	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%	12/11/2026	270,706
838,398	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.64%	05/01/2024	793,263
1,539,450	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.99%	04/28/2028	1,460,938
1,340,403	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	4.92%	02/01/2029	1,232,929
1,353,061	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.31%	03/15/2027	1,247,773
680,034	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%	11/01/2024	622,659
374,852	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.42%	12/07/2026	263,802
713,773	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%	03/09/2027	660,815

				7,506,156

Transportation - 1.5%
821,216	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%	07/21/2028	735,502
304,657	First Student Bidco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.98%	07/21/2028	272,858
1,245,629	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.38%	03/24/2026	1,174,005
441,663	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 0.75% Floor)	7.38%	05/08/2028	395,840
135,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	10.38%	04/30/2029	131,625
1,506,541	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.67%	03/31/2028	1,405,602
811,800	Savage Enterprises LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	4.90%	09/15/2028	775,781

				4,891,213

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Utilities - 1.4%
1,637,531	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	4.42%		08/01/2025	1,552,675
411,515	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		04/06/2026	388,711
136,150	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		08/12/2026	129,513
1,157,100	Compass Power Generation, LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	5.89%		04/16/2029	1,110,816
729,092	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.42%		12/12/2025	624,376
336,703	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	4.08%		12/15/2027	325,760
529,200	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	4.69%		06/23/2025	500,689

					4,632,540

Total Bank Loans (Cost $303,984,039)					283,276,213

Collateralized Loan Obligations - 2.0%
500,000	AIMCO Ltd., Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	7.09	% (c)	07/22/2032	445,821
1,000,000	AIMCO Ltd., Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.99	% (c)	10/17/2034	863,387
1,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	8.04	% (c)	07/25/2034	915,836
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	7.13	% (c)	07/25/2034	421,841
1,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.79	% (c)	07/15/2034	865,629
1,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.64	% (c)	10/15/2034	901,223
500,000	OHA Credit Funding Ltd., Series 2016-13A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.35	% (c)	10/25/2034	440,413
500,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	7.79	% (c)	10/25/2034	427,638
1,500,000	Voya Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	7.39	% (c)	07/16/2034	1,333,232

Total Collateralized Loan Obligations (Cost $7,485,000)					6,615,020

Foreign Corporate Bonds - 0.2%

Retailers (other than Food/Drug) - 0.2%
700,000	eG Global Finance PLC	6.75	% (c)	02/07/2025	661,073

Total Foreign Corporate Bonds (Cost $700,000)					661,073

Non-Agency Commercial Mortgage Backed Obligations - 0.4%
1,500,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (c)	11/15/2038	1,362,370

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,500,000)					1,362,370

US Corporate Bonds - 3.3%

Aerospace & Defense - 0.4%
1,000,000	TransDigm, Inc.	8.00	% (c)	12/15/2025	1,013,195

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
180,000	United Airlines, Inc.	4.38	% (c)	04/15/2026	159,250

					1,172,445

Commercial Services - 0.4%
725,000	Allied Universal Holdco LLC	6.63	% (c)	07/15/2026	666,688
1,000,000	Prime Security Services Borrower LLC	6.25	% (c)	01/15/2028	839,276

					1,505,964

Food Products - 0.6%
1,000,000	JBS USA Food Company	5.13	% (c)	02/01/2028	978,395
1,080,000	US Foods, Inc.	6.25	% (c)	04/15/2025	1,079,660

					2,058,055

Food Service - 0.3%
1,000,000	IRB Holding Corporation	7.00	% (c)	06/15/2025	980,400

Hotels/Motels/Inns and Casinos - 0.4%
1,531,000	Caesars Entertainment, Inc.	6.25	% (c)	07/01/2025	1,480,653

Leisure - 0.2%
500,000	Six Flags Theme Parks, Inc.	7.00	% (c)	07/01/2025	507,058

Media - 0.3%
300,000	Univision Communications, Inc.	4.50	% (c)	05/01/2029	252,047
800,000	Univision Communications, Inc.	7.38	% (c)	06/30/2030	782,812

					1,034,859

Mining - 0.1%
190,000	Arconic Corporation	6.13	% (c)	02/15/2028	177,812

Technology - 0.3%
1,000,000	Verscend Escrow Corporation	9.75	% (c)	08/15/2026	975,260

Utilities - 0.3%
1,000,000	Pacific Gas and Electric Company	4.95%		06/08/2025	981,576

Total US Corporate Bonds (Cost $11,469,051)					10,874,082

Common Stocks - 0.3%
57,721	Foresight Equity (a)(b)				1,138,845
32,259	McDermott International Ltd. (b)				17,742

Total Common Stocks (Cost $948,562)					1,156,587

Short Term Investments - 6.4%
7,260,808	First American Government Obligations Fund - Class U	1.31	% (d)		7,260,808
7,260,808	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (d)		7,260,808
7,260,808	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (d)		7,260,808

Total Short Term Investments (Cost $21,782,424)					21,782,424

Total Investments - 97.4% (Cost $347,869,076)					325,727,769
Other Assets in Excess of Liabilities - 2.6%					8,551,334

NET ASSETS - 100.0%					$334,279,103

(a)	Value determined using significant unobservable inputs.

(b)	Non-income producing security

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(d)	Seven-day yield as of period end

(e)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	84.8%
Short Term Investments	6.4%
US Corporate Bonds	3.3%
Collateralized Loan Obligations	2.0%
Non-Agency Commercial Mortgage Backed Obligations	0.4%
Common Stocks	0.3%
Foreign Corporate Bonds	0.2%
Other Assets and Liabilities	2.6%

100.0%

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.